Accounts Receivable, Net of Allowances - Summary of Accounts Receivable, Net of Allowances (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 196,526	$ 197,389
Others	2,578	4,048
Allowance for doubtful accounts	(3,632)	(3,164)
Accounts receivable, net of allowances	$ 195,472	$ 198,273